AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2021
	Shares	Value
Common Stocks - 96.2%
Communication Services - 19.2%
Alphabet, Inc., Class A (United States)*	5,958	$14,548,185
Charter Communications, Inc., Class A (United States)*,1	17,865	12,888,704
Facebook, Inc., Class A (United States)*	17,877	6,216,012

Total Communication Services		33,652,901
Consumer Discretionary - 3.3%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	25,742	5,837,771
Consumer Staples - 5.8%
Nestle SA (Switzerland)	22,159	2,762,055
Unilever PLC (United Kingdom)	125,283	7,333,384

Total Consumer Staples		10,095,439
Financials - 5.2%
Intercontinental Exchange, Inc. (United States)	38,652	4,587,993
Moody's Corp. (United States)	12,711	4,606,085

Total Financials		9,194,078
Health Care - 27.6%
Baxter International, Inc. (United States)	75,417	6,071,069
Becton Dickinson and Co. (United States)	22,739	5,529,897
Catalent, Inc. (United States)*	43,919	4,748,522
Cochlear, Ltd. (Australia)	8,746	1,650,082
The Cooper Cos, Inc. (United States)	15,653	6,202,814
CVS Health Corp. (United States)	42,300	3,529,512
Illumina, Inc. (United States)*	4,435	2,098,686
Sonic Healthcare, Ltd. (Australia)	185,638	5,349,242
Thermo Fisher Scientific, Inc. (United States)	12,627	6,369,943
UnitedHealth Group, Inc. (United States)	16,913	6,772,642

Total Health Care		48,322,409
Industrials - 23.1%
Aena SME SA (Spain)*,2	32,546	5,340,187
	Shares	Value

Airbus SE (France)*	28,767	$3,706,710
BAE Systems PLC (United Kingdom)	1,073,259	7,755,393
Canadian Pacific Railway, Ltd. (Canada)	93,090	7,159,552
CoStar Group, Inc. (United States)*	44,810	3,711,164
Safran SA (France)	40,127	5,568,942
Vinci SA (France)	68,373	7,308,929

Total Industrials		40,550,877
Information Technology - 10.8%
Fiserv, Inc. (United States)*	56,021	5,988,085
Mastercard, Inc., Class A (United States)	14,758	5,387,998
Microsoft Corp. (United States)	27,606	7,478,465

Total Information Technology		18,854,548
Materials - 1.2%
Franco-Nevada Corp. (Canada)[1]	14,986	2,174,019

Total Common Stocks (Cost $154,624,104)		168,682,042
Short-Term Investments - 0.0%
Other Investment Companies - 0.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	9,818	9,818
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	9,819	9,819
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	10,116	10,116

Total Other Investment Companies		29,753

Total Short-Term Investments (Cost $29,753)		29,753
Total Investments - 96.2% (Cost $154,653,857)		168,711,795
Other Assets, less Liabilities - 3.8%		6,625,319
Net Assets - 100.0%		$175,337,114

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,513,929 or 7.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of these securities amounted to $5,340,187 or 3.0% of net assets.
[3]	Yield shown represents the June 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
EURO STOXX 50	EUR	270	Short	09/17/21	$12,983,785	$249,221
FTSE 100 Index	GBP	70	Short	09/17/21	6,759,288	108,728
S&P 500 E-Mini Index	USD	365	Short	09/17/21	78,266,950	(779,442)
					Total	$(421,493)

CURRENCY ABBREVIATIONS:
EUR	Euro Dollar
GBP	British Pound
USD	US Dollar
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Health Care	$41,323,085	$6,999,324	—	$48,322,409
Industrials	10,870,716	29,680,161	—	40,550,877
Communication Services	33,652,901	—	—	33,652,901
Information Technology	18,854,548	—	—	18,854,548
Consumer Staples	7,333,384	2,762,055	—	10,095,439
Financials	9,194,078	—	—	9,194,078
Consumer Discretionary	5,837,771	—	—	5,837,771
Materials	2,174,019	—	—	2,174,019
Short-Term Investments
Other Investment Companies	29,753	—	—	29,753
Total Investments in Securities	$129,270,255	$39,441,540	—	$168,711,795
Financial Derivative Instruments - Assets
Equity Futures Contracts	$357,949	—	—	$357,949
Financial Derivative Instruments - Liabilities
Equity Futures Contracts	(779,442)	—	—	(779,442)
Total Financial Derivative Instruments	$(421,493)	—	—	$(421,493)

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended June 30, 2021, there were no transfers in or out of Level 3.

AMG Veritas Global Real Return Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at June 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	4.2
Canada	5.5
China	3.5
France	9.8
Spain	3.2
Switzerland	1.6
United Kingdom	8.9
United States	63.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,513,929	—	$13,730,565	$13,730,565
The following table summarizes the securities received as collateral for securities lending at June 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	07/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.